                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-10221

                             ALLIANCEBERNSTEIN TRUST

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                   Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                    ------   ------------
COMMON STOCKS-97.8%

Financial-31.7%
Banking-9.1%
Bank Hapoalim, Ltd.                                       204,400    $   935,445
Bank Leumi Le-Israel                                      217,500        784,801
Bank of America Corp.                                     120,710      5,534,554
Bank of Nova Scotia                                             3            126
Credit Suisse Group                                        72,900      4,037,578
HBOS Plc                                                  200,070      3,725,920
Industrial Bank of Korea                                   31,400        514,833
Kookmin Bank                                                7,000        530,580
Royal Bank of Scotland Group Plc                          116,700      3,903,486
Shinhan Financial Group Co., Ltd.                          21,320        832,935
Sumitomo Mitsui Financial Group, Inc.                         439      4,794,488
                                                                     -----------
                                                                      25,594,746
                                                                     -----------
Banks - NYC-2.4%
Citigroup, Inc.                                           124,400      5,768,428
J.P. Morgan Chase & Co.                                    28,000      1,151,920
                                                                     -----------
                                                                       6,920,348
                                                                     -----------
Financial Services-3.0%
Merrill Lynch & Co., Inc.                                  10,700        826,147
Orix Corp.                                                 18,900      4,975,815
The Goldman Sachs Group, Inc.                              11,900      1,681,351
Unibanco - Uniao de Bancos Brasileiros, SA (GDR)            9,600        844,320
                                                                     -----------
                                                                       8,327,633
                                                                     -----------
Insurance-9.8%
Assurances Generales de France                             34,825      3,617,580
Aviva Plc                                                 306,191      4,236,475
Friends Provident Plc                                     681,650      2,471,418
Genworth Financial Inc. Cl.A                               60,200      1,915,564
ING Groep NV                                              146,500      5,506,338
Muenchener Rueckversicherungs-Gesellschaft AG              24,071      3,262,588
Royal & Sun Alliance Insurance Group Plc                  748,100      1,705,783
Sanlam, Ltd.                                              292,050        756,029
The Hartford Financial Services Group, Inc.                49,000      4,036,620
                                                                     -----------
                                                                      27,508,395
                                                                     -----------
Life Insurance-0.9%
MetLife, Inc.                                              49,100      2,460,892
                                                                     -----------
Major Regional Banks-0.6%
Wachovia Corp.                                             29,900      1,676,493
                                                                     -----------

Property / Casualty Insurance-2.7%
Chubb Corp.                                                  25,100    2,403,325
PartnerRe, Ltd.                                              15,200      921,272
The St. Paul Travelers Cos., Inc.                            34,730    1,492,695
XL Capital, Ltd. Cl.A                                        43,400    2,931,670
                                                                      ----------
                                                                       7,748,962
                                                                      ----------
Real Estate-0.0%
Sino Land Co., Ltd                                           28,300       42,381
                                                                      ----------
Savings & Loan-3.2%
Federal Home Loan Mortgage Corp.                             72,500    4,885,775
Federal National Mortgage Association                        74,400    4,068,192
                                                                      ----------
                                                                       8,953,967
                                                                      ----------
                                                                      89,233,817
                                                                      ----------
Energy-14.5%
Energy Sources-10.9%
BP Plc                                                      214,900    2,377,231
Canadian Natural Resources, Ltd.                             71,400    3,900,942
China Petroleum & Chemical Corp. Cl.H                       836,000      497,371
ENI SpA                                                      98,950    2,828,790
Husky Energy, Inc.                                           32,400    1,983,144
MOL Magyar Olaj-es Gazipari Rt.                              17,500    1,807,360
Nexen, Inc.                                                  37,700    1,971,168
Occidental Petroleum Corp.                                   42,900    3,927,066
OMV AG                                                       24,000    1,488,461
Petroleo Brasileiro, SA (ADR)                                25,200    2,015,244
PTT Public Co., Ltd.                                         88,500      565,712
Repsol YPF, SA                                              118,700    3,317,841
Total, SA                                                    15,600    3,923,378
                                                                      ----------
                                                                      30,603,708
                                                                      ----------
Offshore Drilling-1.2%
GlobalSantaFe Corp.                                          58,820    3,255,099
                                                                      ----------
Oils - Integrated Domestic-2.4%
ChevronTexaco Corp.                                          76,200    4,303,776
ConocoPhillips                                               41,050    2,502,408
                                                                      ----------
                                                                       6,806,184
                                                                      ----------
                                                                      40,664,991
                                                                      ----------
Capital Equipment-13.1%
Aerospace & Defense-2.8%
BAE Systems Plc                                             346,600    2,551,325
European Aeronautic Defence & Space Co.                      72,570    2,660,400
The Boeing Co.                                               37,300    2,711,337
                                                                      ----------
                                                                       7,923,062
                                                                      ----------

Automobiles-5.9%
Continental AG                                               47,700    4,881,577
Honda Motor Co., Ltd.                                        23,000    1,343,437
PT Astra International Tbk                                  457,500      484,486
Renault, SA                                                  52,200    5,016,052
Toyota Motor Corp.                                           87,800    4,680,391
                                                                      ----------
                                                                      16,405,943
                                                                      ----------
Electrical Equipment-1.9%
General Electric Co.                                        163,900    5,387,393
                                                                      ----------
Machinery & Engineering-0.9%
MAN AG                                                       40,000    2,520,672
                                                                      ----------
Miscellaneous Capital Goods-1.6%
Mitsubishi Corp.                                             77,000    1,786,487
Textron, Inc.                                                31,100    2,740,221
                                                                      ----------
                                                                       4,526,708
                                                                      ----------
                                                                      36,763,778
                                                                      ----------
Consumer Staples-7.9%
Beverages & Tobacco-3.1%
Altria Group, Inc.                                           61,750    4,439,825
Japan Tobacco, Inc.                                             193    3,315,795
PepsiCo, Inc.                                                14,000      827,540
                                                                      ----------
                                                                       8,583,160
                                                                      ----------
Food & Household Products-2.6%
Delhaize Le Lion, SA                                         26,300    1,754,508
J Sainsbury Plc                                             526,100    2,953,988
Tate & Lyle Plc                                             188,200    1,973,444
The Clorox Co.                                               12,000      731,400
                                                                      ----------
                                                                       7,413,340
                                                                      ----------
Retail Stores - Food-2.2%
Safeway, Inc.                                               126,700    3,080,077
SUPERVALU, Inc.                                              17,000      537,200
The Kroger Co.(a)                                           134,200    2,689,368
                                                                      ----------
                                                                       6,306,645
                                                                      ----------
                                                                      22,303,145
                                                                      ----------
Industrial Commodities-7.1%
Chemical-0.5%
Hanwha Chemical Corp.                                        35,200      481,285
Mitsui Chemicals, Inc.                                      117,000      937,099
                                                                      ----------
                                                                       1,418,384
                                                                      ----------
Forest & Paper-0.2%
Suzano Bahia Sul Papel e Celulose, SA                        50,000      340,476
Votorantim Celulose e Papel, SA (ADR)                        16,000      236,160
                                                                      ----------
                                                                         576,636
                                                                      ----------

Metal - Nonferrous-1.0%
Xstrata Plc                                                  98,140    2,865,118
                                                                      ----------
Metal - Steel-4.6%
Arcelor                                                     103,920    3,797,368
China Steel Corp. (GDR)                                      19,908      348,390
Gerdau, SA (ADR)                                             49,200    1,122,252
INI Steel Co.                                                26,590      778,077
JFE Holdings, Inc.                                          117,700    4,338,295
POSCO                                                         5,400    1,272,646
Usinas Siderurgicas de Minas Gerais, SA                      38,300    1,262,538
                                                                      ----------
                                                                      12,919,566
                                                                      ----------
Mining & Metals-0.4%
Teck Cominco, Ltd. Cl.B                                      18,200    1,137,850
                                                                      ----------
Paper-0.4%
Smurfit-Stone Container Corp.(a)                             77,400    1,015,488
                                                                      ----------
                                                                      19,933,042
                                                                      ----------
Consumer Cyclicals-4.9%
Broadcasting & Publishing-2.3%
Comcast Corp. Cl.A Special(a)                               103,000    2,755,250
Time Warner, Inc.                                           217,000    3,756,270
                                                                      ----------
                                                                       6,511,520
                                                                      ----------
Leisure & Tourism-1.4%
McDonald's Corp.                                             37,900    1,323,089
Mitchells & Butlers Plc                                     124,400      863,637
Whitbread Plc                                                87,000    1,615,348
                                                                      ----------
                                                                       3,802,074
                                                                      ----------
Retailers-1.1%
Office Depot, Inc.(a)                                        42,000    1,498,560
Target Corp.                                                 31,900    1,735,360
                                                                      ----------
                                                                       3,233,920
                                                                      ----------
Textiles & Apparel-0.1%
V. F. Corp.                                                   6,000      328,800
                                                                      ----------
                                                                      13,876,314
                                                                      ----------
Technology-3.9%
Communication - Equipment Manufacturers-0.4%
Tellabs, Inc.(a)                                             79,100    1,161,979
                                                                      ----------
Computer Services-0.8%
Electronic Data Systems Corp.                                82,486    2,202,376
                                                                      ----------
Computers-1.8%
Hewlett-Packard Co.                                         153,600    5,039,616
                                                                      ----------

Miscellaneous Technology-0.9%
Microsoft Corp.                                              95,400    2,566,260
                                                                      ----------
                                                                      10,970,231
                                                                      ----------
Utilities-3.8%
Electric Companies-1.1%
American Electric Power Co., Inc.                            28,550    1,042,075
Entergy Corp.                                                25,800    1,870,758
                                                                      ----------
                                                                       2,912,833
                                                                      ----------
Utility (Electric & Gas)-2.7%
E.ON AG                                                      31,700    3,511,631
Endesa, S.A.                                                124,300    4,162,211
                                                                      ----------
                                                                       7,673,842
                                                                      ----------
                                                                      10,586,675
                                                                      ----------
Medical-3.3%
Health & Personal Care-3.3%
AstraZeneca PLC                                              45,300    2,092,081
Medco Health Solutions, Inc.(a)                              23,100    1,287,132
Merck & Co., Inc.                                            61,800    2,154,348
Sanofi-Synthelabo, SA                                        42,361    3,605,989
                                                                      ----------
                                                                       9,139,550
                                                                      ----------
Technology/Electronics-3.1%
Data Processing-1.1%
Canon, Inc.                                                  48,600    3,034,392
                                                                      ----------
Electrical & Electronics-0.4%
Compal Electronics, Inc.                                    265,136      246,618
Compal Electronics, Inc. (GDR)                              150,195      722,438
                                                                      ----------
                                                                         969,056
                                                                      ----------
Electronic Components & Instruments-1.6%
CMC Magnetics Corp.(a)                                      731,000      231,309
Flextronics International, Ltd.(a)                          133,500    1,440,465
Intel Corp.                                                  47,600      980,560
Samsung Electronics Co., Ltd.                                 1,500    1,051,611
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)           90,691      882,423
                                                                      ----------
                                                                       4,586,368
                                                                      ----------
                                                                       8,589,816
                                                                      ----------
Telecommunications-2.7%
Telecommunications-2.7%
Sprint Nextel Corp.                                         149,200    3,585,276
Telkom South Africa, Ltd.                                    45,200    1,189,228
Vodafone Group Plc                                        1,503,900    2,881,467
                                                                      ----------
                                                                       7,655,971
                                                                      ----------
Transportation-1.3%
Transportation - Airlines-0.5%
Macquarie Airports                                          572,000    1,364,121
                                                                      ----------

Transportation - Shipping-0.8%
Mitsui O.S.K. Lines, Ltd.                                  334,000     2,435,346
                                                                     -----------
                                                                       3,799,467
                                                                     -----------
Construction & Housing-0.5%
Construction & Housing-0.5%
George Wimpey Plc                                           60,000       581,719
Taylor Woodrow Plc                                         100,000       728,834
                                                                     -----------
                                                                       1,310,553
                                                                     -----------
Total Common Stocks
(cost $211,692,322)                                                  274,827,350
                                                                     -----------

                                                        Principal
                                                          Amount
                                                          (000)
SHORT-TERM INVESTMENT-1.5%                              ---------
Time Deposit-1.5%
State Street Euro Dollar
3.85%, 3/01/06
(cost $4,314,000)                                         $4,314    $  4,314,000
Total Investments-99.3%
(cost $216,006,322)                                                  279,141,350
Other assets less liabilities(b)-0.7%                                  1,898,934
                                                                    ------------
Net Assets-100%                                                     $281,040,284
                                                                    ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                    Value at
            Number of   Expiration    Original    February 28,    Unrealized
   Type     Contracts      Month        Value         2006       Appreciation
---------   ---------   ----------   ----------   ------------   ------------
JPY Topix
Index           13      March 2006   $1,837,329    $1,862,036      $24,707

(a)  Non-income producing security.

(b) An amount of U.S. $37,623 has been segregated as collateral for the financial futures contracts outstanding at February 28, 2006.

Glossary of Terms:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

COUNTRY BREAKDOWN*

   40.5% United States
   13.4% United Kingdom
   11.3% Japan
    7.2% France
    5.1% Germany
    3.2% Canada
    2.9% Netherlands
    2.7% Spain
    2.1% Brazil
    2.0% South Korea
    1.4% Switzerland
    1.0% Italy
    0.9% Taiwan
    0.7% South Africa
    0.7% Hungary
    0.6% Belgium
    0.6% Israel
    0.5% Austria
    0.5% Singapore
    0.5% Australia
    0.2% Thailand
    0.2% China
    0.2% Indonesia

    1.6% Short-Term

* All data are as of February 28, 2006. The Fund's country breadown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                 Shares     U.S. $ Value
-------                                                 ------     ------------
COMMON STOCKS-94.0%

Finance-29.9%
Banking-16.3%
Bank Hapoalim, Ltd.                                   3,986,578   $   18,244,743
Bank Leumi Le-Israel                                  1,684,600        6,078,508
Barclays Plc                                          6,052,500       70,893,004
BNP Paribas, SA                                         173,200       16,029,110
Credit Agricole, SA                                   1,274,780       46,562,267
Credit Suisse Group                                   1,210,700       67,054,813
HBOS Plc                                              3,607,210       67,177,363
Kookmin Bank                                            570,000       43,204,410
Royal Bank of Scotland Group Plc                      2,386,800       79,835,827
Shinhan Financial Group Co., Ltd.                       879,700       34,368,347
Societe Generale                                        298,675       42,296,459
Sumitomo Mitsui Financial Group, Inc.                     6,791       74,167,119
                                                                  --------------
                                                                     565,911,970
                                                                  --------------
Financial Services-2.9%
Orix Corp.                                              384,130      101,130,141
                                                                  --------------
Insurance-10.2%
Assurances Generales de France                          602,130       62,548,552
Aviva Plc                                             4,977,249       68,865,490
Friends Provident                                     6,579,960       23,856,566
ING Groep NV                                          3,359,502      126,269,995
Muenchener Rueckversicherungs-Gesellschaft AG           533,900       72,364,906
                                                                  --------------
                                                                     353,905,509
                                                                  --------------
Real Estate-0.5%
Sino Land Co., Ltd                                   10,635,500       15,927,128
                                                                  --------------
                                                                   1,036,874,748
                                                                  --------------
Energy-13.8%
Energy Sources-13.3%
BP Plc                                                3,892,800       43,062,285
Canadian Natural Resources, Ltd.                      1,332,300       72,790,274
China Petroleum & Chemical Corp.                     48,999,500       29,151,863
ENI SpA                                               2,056,000       58,777,077
MOL Magyar Olaj-es Gazipari Rt.                         221,500       22,876,016
Petroleo Brasileiro, SA (ADR)                           806,000       64,455,820
Repsol YPF, SA                                        1,496,400       41,826,593
RWE AG                                                  695,930       59,684,428
Total, SA                                               270,100       67,929,767
                                                                  --------------
                                                                     460,554,123
                                                                  --------------
Oil & Gas Services-0.5%
PetroChina Co., Ltd                                  17,500,000       17,018,784
                                                                  --------------
                                                                     477,572,907
                                                                  --------------
Capital Equipment-11.7%
Aerospace & Defense-2.4%
BAE Systems Plc                                       4,932,100       36,305,226
European Aeronautic Defence and Space Co.             1,212,870       44,463,551
                                                                  --------------
                                                                      80,768,777
                                                                  --------------

Automobiles-7.7%
Continental AG                                          843,300       86,302,603
Honda Motor Co., Ltd.                                    21,600        1,261,662
Hyundai Motor Co.                                        38,020        3,231,303
Renault, SA                                           1,056,200      101,493,368
Toyota Motor Corp.                                    1,403,600       74,822,290
                                                                  --------------
                                                                     267,111,226
                                                                  --------------
Machinery & Engineering-1.6%
MAN AG                                                  659,200       41,540,675
Sumitomo Heavy Industries, Ltd.                       1,613,000       14,425,368
                                                                  --------------
                                                                      55,966,043
                                                                  --------------
                                                                     403,846,046
                                                                  --------------
Industrial Commodities-10.0%
Chemical-1.1%
Mitsui Chemicals, Inc.                                4,757,000       38,100,658
                                                                  --------------
Forest & Paper-0.8%
Svenska Cellulosa AB Series B(a)                        515,100       21,600,516
Votorantim Celulose e Papel, SA (ADR)                   522,700        7,715,052
                                                                  --------------
                                                                      29,315,568
                                                                  --------------
Metal - Nonferrous-1.6%
Xstrata Plc                                           1,899,370       55,450,581
                                                                  --------------
Metal - Steel-6.5%
Arcelor                                               2,206,920       80,643,640
JFE Holdings, Inc.                                    2,208,600       81,406,621
POSCO                                                   267,100       62,948,832
                                                                  --------------
                                                                     224,999,093
                                                                  --------------
                                                                     347,865,900
                                                                  --------------
Consumer Staples-7.9%
Beverages & Tobacco-4.7%
British American Tobacco Plc                          3,763,100       89,655,892
Japan Tobacco, Inc.                                       4,317       74,167,295
                                                                  --------------
                                                                     163,823,187
                                                                  --------------
Food & Household Products-3.2%
Delhaize Group                                          545,600       36,397,697
J Sainsbury Plc                                       9,104,200       51,118,994
Tate & Lyle Plc                                       2,060,100       21,601,976
                                                                  --------------
                                                                     109,118,667
                                                                  --------------
                                                                     272,941,854
                                                                  --------------
Technology/Electronics-6.4%
Data Processing-2.7%
Canon, Inc.                                           1,484,700       92,698,802
                                                                  --------------
Electrical & Electronics-0.8%
Compal Electronics, Inc.(b)                           6,259,277       30,107,122
                                                                  --------------
Electronic Components & Instruments-2.9%
Flextronics International, Ltd.(c)                    1,446,900       15,612,051
Samsung Electronics Co., Ltd.                            49,170       34,471,806
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)    5,067,065       49,302,543
                                                                  --------------
                                                                      99,386,400
                                                                  --------------
                                                                     222,192,324
                                                                  --------------
Telecommunications-4.0%
Telecommunications-4.0%
Singapore Telecommunications, Ltd.                   37,608,890       60,290,331
Vodafone Group Plc                                   40,011,846       76,662,543
                                                                  --------------
                                                                     136,952,874
                                                                  --------------

Utilities-3.7%
Utility (Electric & Gas)-3.7%
E.ON AG                                                 619,600       68,637,427
Endesa, SA                                            1,752,200       58,672,776
                                                                  --------------
                                                                     127,310,203
                                                                  --------------
Medical-3.0%
Health & Personal Care-3.0%
AstraZeneca PLC                                         610,200       28,180,752
GlaxoSmithKline Plc                                     871,600       22,137,774
Sanofi-Synthelabo, SA                                   639,282       54,419,007
                                                                  --------------
                                                                     104,737,533
                                                                  --------------
Construction & Housing-1.8%
Building Material-0.7%
Buzzi Unicem SpA                                      1,152,300       23,841,406
                                                                  --------------
Construction & Housing-1.1%
George Wimpey Plc                                     1,203,900       11,672,198
Persimmon Plc                                           469,598       11,495,947
Taylor Woodrow Plc                                    2,239,500       16,322,243
                                                                  --------------
                                                                      39,490,388
                                                                  --------------
                                                                      63,331,794
                                                                  --------------
Transportation-1.2%
Transportation - Shipping-1.2%
Mitsui O.S.K. Lines, Ltd.                             5,847,000       42,633,141
                                                                  --------------
Consumer Services-0.6%
Leisure & Tourism-0.6%
Whitbread Plc                                         1,063,028       19,737,473
                                                                  --------------
Total Common Stocks
(cost $2,523,534,168)                                              3,255,996,797
                                                                  --------------

                                                      Principal
                                                        Amount
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENT-4.5%
Time Deposit-4.5%
State Street Euro Dollar
3.85%, 3/01/06
(cost $154,925,000)                                    $154,925   $  154,925,000

Total Investments-98.5%
(cost $2,678,459,168)                                              3,410,921,797
Other assets less liabilities(d)-1.5%                                 52,986,483
                                                                  --------------
Net Assets-100%                                                   $3,463,908,280
                                                                  --------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                     Value at
               Number of  Expiration    Original   February 28,   Unrealized
     Type      Contracts     Month       Value         2006      Appreciation
-------------  ---------  ----------  -----------  ------------  ------------
EURO STOXX 50     669     March 2006  $28,200,120   $30,122,130   $1,922,010

FORWARD EXCHANGE CURRENCY CONTRACT

                     Contract  U.S. $ Value on  U.S. $ Value at
                      Amount     Origination      February 28,    Unrealized
                       (000)         Date             2006       Appreciation
                     --------  ---------------  ---------------  ------------
Sale Contract:
Swedish Krona,
   Settling 3/15/06   122,000    $15,486,164      $15,435,125       $51,039

(a) Position with an aggregate market value of $21,600,516 has been segregated to collateralize forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the market value of this security amounted to
    $30,107,122 or 0.9% of net assets.

(c)  Non-income producing security.

(d) An amount of U.S. $2,113,414 has been segregated as collateral for the financial futures contracts outstanding at February 28, 2006.

Glossary:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

COUNTRY BREAKDOWN*
   23.3% United Kingdom
   17.5% Japan
   15.1% France
    9.6% Germany
    5.2% South Korea
    3.7% Netherlands
    3.0% Spain
    2.4% Italy
    2.3% Taiwan
    2.2% Singapore
    2.1% Canada
    2.1% Brazil
    2.0% Switzerland
    1.4% China
    1.1% Belgium
    0.7% Israel
    0.7% Hungary
    0.6% Sweden
    0.5% Hong Kong

    4.5% Short-Term

* All data are as of February 28, 2006. The Fund's country breadown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                   -------   ------------
COMMON STOCKS-95.3%

Financial-21.3%
Major Regional Banks-3.3%
Central Pacific Financial Corp.                           341,775   $ 12,645,675
Trustmark Corp.                                            64,356      1,940,333
UnionBanCal Corp.                                         137,800      9,520,602
Whitney Holding Corp.                                     329,700     11,285,631
                                                                    ------------
                                                                      35,392,241
                                                                    ------------
Multi-Line Insurance-1.5%
StanCorp Financial Group, Inc.                            303,600     16,424,760
                                                                    ------------
Property - Casualty Insurance-5.5%
Old Republic International Corp.                          760,750     16,196,368
PartnerRe, Ltd.                                            61,786      3,744,849
Platinum Underwriters Holdings, Ltd.                      440,625     13,491,938
Radian Group, Inc.                                        341,900     19,402,825
RenaissanceRe Holdings, Ltd.                              114,000      5,078,700
                                                                    ------------
                                                                      57,914,680
                                                                    ------------
Real Estate Investment Trust-2.6%
Digital Realty Trust, Inc.                                259,400      7,162,034
Felcor Lodging Trust, Inc.                                801,800     15,915,730
Sunstone Hotel Investors, Inc.                            157,175      4,614,658
                                                                    ------------
                                                                      27,692,422
                                                                    ------------
Savings & Loan-6.7%
Astoria Financial Corp.                                   544,750     15,617,983
MAF Bancorp, Inc.                                         356,613     15,284,433
Provident Financial Services, Inc.                        713,000     13,261,800
Sovereign Bancorp, Inc.                                   421,000      8,769,430
Washington Federal, Inc.                                  238,899      5,652,350
Webster Financial Corp.                                   256,585     12,097,983
                                                                    ------------
                                                                      70,683,979
                                                                    ------------
Miscellaneous Financial-1.7%
A.G. Edwards, Inc.                                        392,500     17,544,750
                                                                    ------------
                                                                     225,652,832
                                                                    ------------
Capital Equipment-11.9%
Aerospace/Defense-1.4%
Goodrich Corp.                                            346,900     14,514,296
                                                                    ------------
Auto & Truck Parts-3.4%
ArvinMeritor, Inc.                                        265,500      4,444,470
BorgWarner, Inc.                                          198,860     11,090,422
PACCAR, Inc.                                              104,600      7,308,402
TRW Automotive Holdings Corp.(a)                          532,525     13,632,640
                                                                    ------------
                                                                      36,475,934
                                                                    ------------

Electrical Equipment-2.9%
Acuity Brands, Inc.                                        131,600     5,196,884
Checkpoint Systems, Inc.(a)                                210,838     6,021,533
Cooper Industries, Ltd. Cl.A                               166,000    13,894,200
The Genlyte Group, Inc.(a)                                  95,700     5,921,916
                                                                     -----------
                                                                      31,034,533
                                                                     -----------
Machinery-2.7%
Moog, Inc. Cl.A(a)                                         317,000    10,638,520
Terex Corp.(a)                                             224,900    17,800,835
                                                                     -----------
                                                                      28,439,355
                                                                     -----------
Miscellaneous Capital Goods-1.5%
SPX Corp.                                                  328,600    16,183,550
                                                                     -----------
                                                                     126,647,668
                                                                     -----------
Consumer Growth-11.1%
Advertising-1.2%
The Interpublic Group of Companies, Inc.(a)              1,250,900    12,959,324
                                                                     -----------
Entertainment-1.6%
Vail Resorts, Inc.(a)                                      496,600    16,407,664
                                                                     -----------
Hospital Management-1.1%
Universal Health Services, Inc. Cl.B                       239,300    12,020,039
                                                                     -----------
Hospital Supplies-1.3%
Owens &  Minor, Inc.                                       421,800    13,451,202
                                                                     -----------
Other Medical-1.9%
PerkinElmer, Inc.                                          850,500    20,233,395
                                                                     -----------
Photography-1.4%
IKON Office Solutions, Inc.                              1,119,300    14,718,795
                                                                     -----------
Publishing-1.4%
Reader's Digest Association, Inc. Cl.A                   1,008,150    15,313,798
                                                                     -----------
Miscellaneous Consumer Growth-1.2%
URS Corp.(a)                                               296,200    12,911,358
                                                                     -----------
                                                                     118,015,575
                                                                     -----------
Consumer Cyclicals-10.1%
Apparel Manufacturing-3.2%
Jones Apparel Group, Inc.                                  505,500    14,619,060
Liz Claiborne, Inc.                                        318,000    11,457,540
V. F. Corp.                                                145,000     7,946,000
                                                                     -----------
                                                                      34,022,600
                                                                     -----------
Autos & Auto Parts-0.1%
Dana Corp.                                                 645,100     1,135,376
                                                                     -----------
Miscellaneous Technology-1.1%
Insight Enterprises, Inc.(a)                               517,000    11,131,010
                                                                     -----------

Retailers-5.7%
AutoNation, Inc.(a)                                        514,300    10,754,013
BJ's Wholesale Club, Inc.(a)                               177,000     5,603,820
Borders Group, Inc.                                        562,700    13,577,951
Office Depot, Inc.(a)                                      521,100    18,592,848
Payless ShoeSource, Inc.(a)                                526,200    12,470,940
                                                                     -----------
                                                                      60,999,572
                                                                     -----------
                                                                     107,288,558
                                                                     -----------
Technology-8.5%
Communication - Equip. Mfrs.-2.6%
ADC Telecommunications, Inc.(a)                            437,542    11,078,564
Andrew Corp.(a)                                          1,214,000    16,461,840
CommScope, Inc.(a)                                          16,275       390,437
                                                                     -----------
                                                                      27,930,841
                                                                     -----------
Computer/Instrumentation-2.1%
Celestica, Inc.(a)                                       1,422,725    15,450,793
Sanmina-SCI Corp.(a)                                     1,304,630     5,035,872
Solectron Corp.(a)                                         625,300     2,257,333
                                                                     -----------
                                                                      22,743,998
                                                                     -----------
Miscellaneous Industrial Technology-1.8%
Arrow Electronics, Inc.(a)                                 346,225    12,045,168
Avnet, Inc.(a)                                             130,200     3,271,926
Tech Data Corp.(a)                                          91,900     3,816,607
                                                                     -----------
                                                                      19,133,701
                                                                     -----------
Semiconductors-2.0%
AVX Corp.                                                  249,500     4,131,720
Vishay Intertechnology, Inc.(a)                          1,149,300    16,687,836
                                                                     -----------
                                                                      20,819,556
                                                                     -----------
                                                                      90,628,096
                                                                     -----------
Utilities-6.9%
Electric Companies-6.5%
Allegheny Energy, Inc.(a)                                  623,000    22,278,480
Constellation Energy Group, Inc.                           167,225     9,822,797
Northeast Utilities                                        417,700     8,195,274
Puget Energy, Inc.                                         409,800     8,835,288
Wisconsin Energy Corp.                                     397,650    16,251,955
WPS Resources Corp.                                         79,500     4,177,725
                                                                     -----------
                                                                      69,561,519
                                                                     -----------
Telephone-0.4%
Centennial Communications Corp.                            526,335     3,994,883
                                                                     -----------
                                                                      73,556,402
                                                                     -----------
Consumer Staples-6.7%
Foods-4.5%
Corn Products International, Inc.                          166,000     4,475,360
Del Monte Foods Co.                                      1,157,400    12,592,512
Performance Food Group Co.(a)                              573,900    16,855,443
Universal Corp.                                            329,300    13,392,631
                                                                     -----------
                                                                      47,315,946
                                                                     -----------

Restaurants-1.8%
Jack In The Box, Inc.(a)                                    368,875   14,755,000
Papa John's International, Inc.(a)                          135,720    4,465,188
                                                                      ----------
                                                                      19,220,188
                                                                      ----------
Retail - Food-0.4%
SUPERVALU, Inc.                                             133,800    4,228,080
                                                                      ----------
                                                                      70,764,214
                                                                      ----------
Services-6.2%
Airlines-0.6%
Alaska Air Group, Inc.(a)                                   214,600    6,877,930
                                                                      ----------
Railroads-1.8%
Laidlaw International, Inc.                                 680,000   18,768,000
                                                                      ----------
Truckers-1.5%
CNF, Inc.                                                   307,325   15,421,569
                                                                      ----------
Miscellaneous Industrial Transportation-2.3%
GATX Corp.                                                  450,925   17,901,722
SEACOR SMIT, Inc.(a)                                         90,600    6,611,082
                                                                      ----------
                                                                      24,512,804
                                                                      ----------
                                                                      65,580,303
                                                                      ----------
Industrial Commodities-5.0%
Chemicals-0.6%
Albemarle Corp.                                             126,600    5,374,170
Chemtura Corp.                                               73,400      813,272
                                                                      ----------
                                                                       6,187,442
                                                                      ----------
Containers - Metal/Glass/Paper-1.9%
Ball Corp.                                                  153,000    6,517,800
Owens-Illinois, Inc.(a)                                     709,900   13,303,526
                                                                      ----------
                                                                      19,821,326
                                                                      ----------
Miscellaneous Metals-1.7%
Reliance Steel & Aluminum Co.                                78,700    6,484,093
Silgan Holdings, Inc.                                       302,958   11,942,604
                                                                      ----------
                                                                      18,426,697
                                                                      ----------
Miscellaneous Industrial Commodities-0.8%
United Stationers, Inc.(a)                                  164,666    8,150,967
                                                                      ----------
                                                                      52,586,432
                                                                      ----------
Energy-4.0%
Offshore Drilling-1.5%
Rowan Cos., Inc.                                            387,300   15,588,825
                                                                      ----------
Oils - Integrated Domestic-1.5%
Amerada Hess Corp.                                           83,400   11,535,054
Plains Exploration & Production Co.(a)                      123,400    5,028,550
                                                                      ----------
                                                                      16,563,604
                                                                      ----------
Oils - Integrated International-0.4%
Pogo Producing Co.                                           85,000    4,238,100
                                                                      ----------

Oil Service-0.2%
Hanover Compressor Co.(a)                                127,925       1,954,694
                                                                   -------------
Oil Well Equipment & Services-0.4%
Todco Cl.A                                               137,000       4,592,240
                                                                   -------------
                                                                      42,937,463
                                                                   -------------
Non-Financial-3.6%
Building Material - Heat/Plumbing/Air-1.0%
Hughes Supply, Inc.                                      223,900      10,355,375
                                                                   -------------
Miscellaneous Building-2.6%
Beazer Homes USA, Inc.                                     6,800         431,460
Harsco Corp.                                             116,800       9,318,304
Quanta Services, Inc.(a)                               1,327,400      18,172,106
                                                                   -------------
                                                                      27,921,870
                                                                   -------------
                                                                      38,277,245
                                                                   -------------
Total Common Stocks
(cost $856,039,270)                                                1,011,934,788
                                                                   -------------

                                                      Principal
                                                       Amount
                                                        (000)
                                                      ---------
SHORT-TERM INVESTMENT-3.1%
Time Deposit-3.1%
State Street Euro Dollar
3.85%, 3/01/06
(cost $32,438,000)                                     $32,438    $   32,438,000
Total Investments-98.4%
(cost $888,477,270)                                                1,044,372,788
Other assets less liabilities-1.6%                                    17,265,004
                                                                  --------------
Net Assets-100%                                                   $1,061,637,792
                                                                  --------------

(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006  (unaudited)

Company                                                    Shares   U.S. $ Value
-------                                                    ------   ------------
COMMON STOCKS-97.9%

Financial-34.9%
Banks - NYC-6.4%
Citigroup, Inc.                                           767,400   $ 35,584,338
J. P. Morgan Chase & Co.                                  460,900     18,961,426
                                                                    ------------
                                                                      54,545,764
                                                                    ------------
Finance - Personal Loans-0.6%
Countrywide Credit Industries, Inc.                       141,200      4,868,576
                                                                    ------------
Insurance-0.5%
UnumProvident Corp.                                       188,450      3,899,031
                                                                    ------------
Life Insurance-2.0%
Genworth Financial, Inc. Cl.A                             138,500      4,407,070
Jefferson-Pilot Corp.                                      18,794      1,132,338
MetLife, Inc.                                             128,100      6,420,372
Prudential Financial, Inc.                                 59,600      4,591,584
Torchmark Corp.                                            15,700        858,319
                                                                    ------------
                                                                      17,409,683
                                                                    ------------
Major Regional Banks-10.9%
Bank of America Corp.                                     636,200     29,169,770
BB&T Corp.                                                 61,600      2,435,048
Comerica, Inc.                                             98,400      5,640,288
Huntington Bancshares, Inc.                               183,200      4,405,960
KeyCorp.                                                  115,600      4,308,412
Mellon Financial Corp.                                    142,000      5,124,780
National City Corp.                                       193,800      6,744,240
PNC Financial Services Group                               71,300      5,015,955
SunTrust Banks, Inc.                                       82,900      5,999,473
U.S. Bancorp                                              165,500      5,115,605
Wachovia Corp.                                            244,600     13,714,722
Wells Fargo & Co.                                          82,200      5,277,240
                                                                    ------------
                                                                      92,951,493
                                                                    ------------
Mortgage Banking-0.8%
Regions Financial Corp.                                   183,900      6,396,042
                                                                    ------------
Multi-Line Insurance-1.8%
American International Group, Inc.                        131,500      8,726,340
The Hartford Financial Services Group, Inc.                79,200      6,524,496
                                                                    ------------
                                                                      15,250,836
                                                                    ------------

Property / Casualty Insurance-2.8%
ACE, Ltd.                                                   30,400     1,694,192
Allstate Corp.                                              43,900     2,404,842
Chubb Corp.                                                 51,600     4,940,700
PartnerRe, Ltd.                                             16,000       969,760
RenaissanceRe Holdings, Ltd.                                74,800     3,332,340
The St. Paul Companies, Inc.                               176,285     7,576,729
XL Capital, Ltd. Cl.A                                       47,500     3,208,625
                                                                     -----------
                                                                      24,127,188
                                                                     -----------
Savings & Loan-3.5%
Astoria Financial Corp.                                    107,000     3,067,690
Federal Home Loan Mortgage Corp.                           129,600     8,733,744
Federal National Mortgage Assn.                            198,500    10,853,980
Washington Mutual, Inc.                                    176,850     7,551,495
                                                                     -----------
                                                                      30,206,909
                                                                     -----------
Miscellaneous-5.6%
Goldman Sachs Group, Inc.                                   65,300     9,226,237
Lehman Brothers Holdings, Inc.                              53,400     7,793,730
MBIA, Inc.                                                  30,000     1,762,200
Merrill Lynch & Co., Inc.                                  186,100    14,368,781
MGIC Investment Corp.                                       53,100     3,385,125
Morgan Stanley                                             193,700    11,556,142
                                                                     -----------
                                                                      48,092,215
                                                                     -----------
                                                                     297,747,737
                                                                     -----------
Energy-13.9%
Gas Pipelines-0.2%
El Paso Corp.                                              105,515     1,380,136
                                                                     -----------
Offshore Drilling-1.8%
ENSCO International, Inc.                                    9,600       429,024
GlobalSantaFe Corp.                                        102,900     5,694,486
Noble Corp.                                                 68,000     5,025,880
Rowan Cos., Inc.                                           111,400     4,483,850
                                                                     -----------
                                                                      15,633,240
                                                                     -----------
Oils - Integrated Domestic-4.3%
ConocoPhillips                                             240,640    14,669,414
Marathon Oil Corp.                                         128,900     9,100,340
Occidental Petroleum Corp.                                  94,300     8,632,222
Total SA (ADR)                                              32,000     4,036,160
                                                                     -----------
                                                                      36,438,136
                                                                     -----------
Oils - Integrated International-7.6%
BP Plc (ADR)                                                57,800     3,839,076
ChevronTexaco Corp.                                        286,620    16,188,298
Exxon Mobil Corp.                                          752,400    44,669,988
                                                                     -----------
                                                                      64,697,362
                                                                     -----------
                                                                     118,148,874
                                                                     -----------

Consumer Staples-9.5%
Beverages - Soft, Lite & Hard-1.5%
Molson Coors Brewing Co. Cl.B                               35,700     2,240,175
PepsiCo, Inc.                                               34,500     2,039,295
The Coca-Cola Co.                                          197,000     8,268,090
                                                                      ----------
                                                                      12,547,560
                                                                      ----------
Foods-1.8%
Bunge, Ltd.                                                 60,100     3,407,069
ConAgra Foods, Inc.                                        149,400     3,141,882
General Mills, Inc.                                         65,700     3,235,725
Kraft Foods, Inc. Cl.A                                      61,800     1,859,562
Sara Lee Corp.                                             187,300     3,309,591
                                                                      ----------
                                                                      14,953,829
                                                                      ----------
Restaurants-1.1%
Darden Restaurants, Inc.                                    24,000     1,006,560
McDonald's Corp.                                           232,900     8,130,539
                                                                      ----------
                                                                       9,137,099
                                                                      ----------
Retail - Food-1.6%
Safeway, Inc.                                              222,100     5,399,251
SUPERVALU, Inc.                                             87,900     2,777,640
The Kroger Co.(a)                                          275,400     5,519,016
                                                                      ----------
                                                                      13,695,907
                                                                      ----------
Soaps-1.0%
The Clorox Co.                                              86,500     5,272,175
Unilever NV                                                 49,500     3,444,705
                                                                      ----------
                                                                       8,716,880
                                                                      ----------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co.                                  62,375     1,978,535
                                                                      ----------
Tobacco-2.3%
Altria Group, Inc.                                         222,500    15,997,750
UST, Inc.                                                   97,900     3,806,352
                                                                      ----------
                                                                      19,804,102
                                                                      ----------
                                                                      80,833,912
                                                                      ----------
Technology-8.1%
Communication - Equip. Mfrs.-2.1%
ADC Telecommunications, Inc.(a)                            121,857     3,085,419
Corning, Inc.(a)                                           317,400     7,747,734
Nokia Corp. (ADR)                                          238,900     4,438,762
Tellabs, Inc.(a)                                           194,300     2,854,267
                                                                      ----------
                                                                      18,126,182
                                                                      ----------
Communication Services-0.4%
American Tower Corp. Cl.A(a)                               101,200     3,221,196
                                                                      ----------

Computer/Instrumentation-1.1%
Celestica Inc.(a)                                           206,600    2,243,676
Flextronics International, Ltd.(a)                          282,100    3,043,859
Sanmina-SCI Corp.(a)                                        481,000    1,856,660
Solectron Corp.(a)                                          670,500    2,420,505
                                                                      ----------
                                                                       9,564,700
                                                                      ----------
Computers-2.1%
Hewlett-Packard Co.                                         488,100   16,014,561
International Business Machines Corp.                        24,900    1,997,976
                                                                      ----------
                                                                      18,012,537
                                                                      ----------
Computer Services/Software-1.2%
Electronic Data Systems Corp.                               242,400    6,472,080
Microsoft Corp.                                             148,700    4,000,030
                                                                      ----------
                                                                      10,472,110
                                                                      ----------
Miscellaneous Industrial Technology-0.5%
Arrow Electronics, Inc.(a)                                   63,500    2,209,165
Tech Data Corp.(a)                                           40,900    1,698,577
                                                                      ----------
                                                                       3,907,742
                                                                      ----------
Semiconductors-0.7%
Agere Systems, Inc.(a)                                      188,890    2,536,793
Intel Corp.                                                 163,500    3,368,100
                                                                      ----------
                                                                       5,904,893
                                                                      ----------
                                                                      69,209,360
                                                                      ----------
Consumer Growth-7.9%
Advertising-0.4%
The Interpublic Group of Cos., Inc.(a)                      356,500    3,693,340
                                                                      ----------
Drugs-4.6%
Bristol-Myers Squibb Co.                                     74,100    1,711,710
Eli Lilly & Co.                                              75,300    4,188,186
Merck & Co., Inc.                                           354,900   12,371,814
Pfizer, Inc.                                                783,600   20,522,484
                                                                      ----------
                                                                      38,794,194
                                                                      ----------
Entertainment-1.3%
Time Warner, Inc.                                           577,600    9,998,256
Walt Disney Co.                                              34,000      951,660
                                                                      ----------
                                                                      10,949,916
                                                                      ----------
Hospital Management-0.2%
HCA, Inc.                                                    24,000    1,149,600
Tenet Healthcare Corp.(a)                                    70,000      552,300
                                                                      ----------
                                                                       1,701,900
                                                                      ----------
Hospital Supplies-0.3%
Medco Health Solutions, Inc.(a)                              44,300    2,468,396
                                                                      ----------

Other Medical-0.4%
AmerisourceBergen Corp.                                      76,000    3,495,240
                                                                      ----------
Radio - TV Broadcasting-0.7%
Comcast Corp. Cl.A(a)                                       233,200    6,256,756
                                                                      ----------
                                                                      67,359,742
                                                                      ----------
Utilities-7.7%
Electric Companies-2.5%
Alliant Energy Corp.                                        33,400     1,105,540
American Electric Power Co., Inc.                          136,800     4,993,200
Constellation Energy Group, Inc.                            40,700     2,390,718
Edison International                                        21,000       931,560
Entergy Corp.                                               83,900     6,083,589
Exelon Corp.                                                20,000     1,142,200
FirstEnergy Corp.                                           37,600     1,920,608
Sempra Energy                                               22,100     1,057,264
Wisconsin Energy Corp.                                      23,800       972,706
Xcel Energy, Inc.                                           57,700     1,070,912
                                                                      ----------
                                                                      21,668,297
                                                                      ----------
Telephone-5.2%
AT&T, Inc.                                                 224,600     6,196,714
BellSouth Corp.                                            252,800     7,983,424
Crown Castle International Corp.(a)                        102,300     3,207,105
Sprint Corp.                                               456,400    10,967,292
Verizon Communications, Inc.                               463,500    15,619,950
                                                                      ----------
                                                                      43,974,485
                                                                      ----------
                                                                      65,642,782
                                                                      ----------
Capital Equipment-5.7%
Aerospace & Defense-1.1%
Goodrich Corp.                                             103,200     4,317,888
The Boeing Co.                                              73,800     5,364,522
                                                                      ----------
                                                                       9,682,410
                                                                      ----------
Auto & Truck Parts-0.5%
Eaton Corp.                                                 66,700     4,646,989
                                                                      ----------
Defense-0.6%
Northrop Grumman Corp.                                      72,955     4,676,416
                                                                      ----------
Electrical Equipment-2.4%
Cooper Industries, Ltd. Cl.A                                44,200     3,699,540
General Electric Co.                                       423,200    13,910,584
Hubbell, Inc. Cl.B                                          53,100     2,467,557
                                                                      ----------
                                                                      20,077,681
                                                                      ----------
Miscellaneous Capital Goods-1.1%
SPX Corp.                                                   67,800     3,339,150
Textron, Inc.                                               70,000     6,167,700
                                                                      ----------
                                                                       9,506,850
                                                                      ----------
                                                                      48,590,346
                                                                      ----------

Consumer Cyclicals-4.5%
Apparel Manufacturing-0.6%
Jones Apparel Group, Inc.                                   114,500    3,311,340
V. F. Corp.                                                  33,700    1,846,760
                                                                      ----------
                                                                       5,158,100
                                                                      ----------
Autos & Auto Parts-1.1%
American Axle & Manufacturing Holdings, Inc.                 47,200      765,584
Autoliv, Inc.                                                58,900    3,154,095
BorgWarner, Inc.                                             39,500    2,202,915
Dana Corp.                                                  101,600      178,816
Lear Corp.                                                   44,600      930,356
Magna International, Inc. Cl.A                               26,600    1,979,572
                                                                      ----------
                                                                       9,211,338
                                                                      ----------
Retailers-2.1%
Limited Brands                                              188,900    4,471,263
Nordstrom, Inc.                                              55,200    2,097,600
Office Depot, Inc.(a)                                       220,300    7,860,304
Target Corp.                                                 64,000    3,481,600
                                                                      ----------
                                                                      17,910,767
                                                                      ----------
Tires & Rubber Goods-0.0%
Cooper Tire & Rubber Co.                                     41,000      610,900
                                                                      ----------
Toys-0.2%
Mattel, Inc.                                                 94,400    1,590,640
                                                                      ----------
Miscellaneous Consumer Cyclicals-0.5%
Newell Rubbermaid, Inc.                                     171,200    4,257,744
                                                                      ----------
                                                                      38,739,489
                                                                      ----------
Industrial Commodities-2.4%
Chemicals-1.4%
Du Pont E. I. de Nemours & Co.                               65,500    2,635,720
Eastman Chemical Co.                                         52,500    2,589,825
PPG Industries, Inc.                                         56,900    3,449,847
The Lubrizol Corp.                                           70,600    3,054,156
                                                                      ----------
                                                                      11,729,548
                                                                      ----------
Containers-0.3%
Owens-Illinois, Inc.(a)                                     159,900    2,996,526
                                                                      ----------
Paper-0.7%
Smurfit-Stone Container Corp.(a)                            191,800    2,516,416
Temple-Inland, Inc.                                          76,200    3,251,454
                                                                      ----------
                                                                       5,767,870
                                                                      ----------
                                                                      20,493,944
                                                                      ----------
Services-1.7%
Railroads-1.7%
CSX Corp.                                                   107,100    5,931,198
Norfolk Southern Corp.                                      158,300    8,101,794
                                                                      ----------
                                                                      14,032,992
                                                                      ----------

Non-Financial-0.9%
Building Materials - Cement-0.9%
Martin Marietta Materials, Inc.                             28,600     2,788,500
Vulcan Materials Co.                                        63,500     5,016,500
                                                                     -----------
                                                                       7,805,000
                                                                     -----------
Consumer Services-0.7%
Broadcasting & Cable-0.7%
CBS Corp. Cl.B                                              43,550     1,065,233
Viacom, Inc. Cl.B(a)                                       126,450     5,052,942
                                                                     -----------
                                                                       6,118,175
                                                                     -----------
Total Common Stocks
(cost $696,312,493)                                                  834,722,353
                                                                     -----------

                                                        Principal
                                                          Amount
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENT-1.9%
Time Deposit-1.9%
State Street Euro Dollar
3.85%, 3/01/06
(cost $16,364,000)                                       $16,364    $ 16,364,000
Total Investments-99.8%
(cost $712,676,493)                                                  851,086,353
Other assets less liabilities-0.2%                                     2,066,849
                                                                    ------------
Net Assets-100%                                                     $853,153,202
                                                                    ------------

(a)  Non-income producing security.

     Glossary:
     ADR-American Depositary Receipt.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Trust)


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: April 24, 2006


                                       4